Offerings	Mar. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Equity Incentive PlanCommon Stock, par value $0.000005 per share
Amount Registered | shares	4,554,130
Proposed Maximum Offering Price per Unit	16.71
Maximum Aggregate Offering Price	$ 76,099,512.3
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,650.84
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock (“Common Stock”) of PagerDuty, Inc. (the “Registrant”) that become issuable under the Registrant’s 2019 Equity Incentive Plan (the “2019 Plan”) and the Registrant’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2019 Plan on February 1, 2025 pursuant to an “evergreen” provision contained in the 2019 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2019 Plan automatically increases on February 1 of each calendar year until and including February 1, 2029 in an amount equal to (i) 5% of the total number of shares of the Registrant’s capital stock outstanding on the last day of the preceding calendar month or (ii) a lesser number of shares as determined by the Registrant’s board of directors. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and 457(c) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated using the average of the high and low prices of Common Stock as reported on The New York Stock Exchange on March 11, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Employee Stock Purchase PlanCommon Stock, par value $0.000005 per share
Amount Registered | shares	910,826
Proposed Maximum Offering Price per Unit	14.21
Maximum Aggregate Offering Price	$ 12,942,837.46
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,981.55
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock (“Common Stock”) of PagerDuty, Inc. (the “Registrant”) that become issuable under the Registrant’s 2019 Equity Incentive Plan (the “2019 Plan”) and the Registrant’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2019 ESPP on February 1, 2025 pursuant to an “evergreen” provision contained in the 2019 ESPP. Pursuant to such provision, the number of shares reserved for issuance under the 2019 ESPP automatically increases on February 1 of each calendar year until and including February 1, 2029 in an amount equal to the lesser of (i) 1% of the total number of shares of the Registrant’s capital stock outstanding on the last day of the calendar month before the date of the automatic increase, and (ii) 1,850,000 shares of Common Stock, or (iii) a lower number determined by the Registrant’s board of directors.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and 457(c) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated using the average of the high and low prices of Common Stock as reported on The New York Stock Exchange on March 11, 2025, multiplied by 85%.